Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Parenthetical) (Detail) - Multi seller conduits [member] - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Commitment to fund purchases of additional assets	$ 1,700	$ 3,000
Direct investments	$ 9	$ 0